Financial Instruments, Risk Management and Fair Value Measurements Financial Instrument, Risk Management and Fair Value Measurement, Narrative (Details)	Dec. 31, 2018 USD ($) MMBTU	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Estimated fair value of debt	$ 2,715,200,000	$ 3,250,600,000
Carrying amount of debt	2,692,700,000	3,185,600,000
Foreign currency contracts | Designated as Cash Flow Hedges
Segment Reporting Information [Line Items]
Derivative, notional amount	1,331,600,000
Foreign currency contracts | Not Designated as Hedging Instruments
Segment Reporting Information [Line Items]
Derivative, notional amount	$ 1,075,200,000
Energy contracts | Designated as Cash Flow Hedges
Segment Reporting Information [Line Items]
Aggregate notional volume of outstanding natrual gas (mmBTU) | MMBTU	0
Foreign currency and energy contracts | Designated as Cash Flow Hedges
Segment Reporting Information [Line Items]
Gain on derivative contracts	$ 10,200,000
Cash Flow Hedging
Segment Reporting Information [Line Items]
Foreign currency forward contracts in AOCI	(11,200,000)	(5,200,000)	$ (7,100,000)	$ 6,200,000
Cash Flow Hedging | Designated as Cash Flow Hedges
Segment Reporting Information [Line Items]
Foreign currency forward contracts in AOCI	(200,000)
Cash Flow Hedging | Foreign currency contracts
Segment Reporting Information [Line Items]
Foreign currency forward contracts in AOCI	(10,400,000)	(4,400,000)	(4,600,000)	6,100,000
Cash Flow Hedging | Interest rate contracts | Designated as Cash Flow Hedges
Segment Reporting Information [Line Items]
Derivative, notional amount	200,000,000.0
Cash Flow Hedging | Energy contracts
Segment Reporting Information [Line Items]
Foreign currency forward contracts in AOCI	$ 0	$ 0	$ (1,400,000)	$ 1,300,000